Expense Example, No Redemption {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-11 - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund: Class A
Expense Example, No Redemption:
1 Year	$ 723
3 Years	1,033
5 Years	1,366
10 Years	2,304
Fidelity Advisor Emerging Markets Discovery Fund: Class M
Expense Example, No Redemption:
1 Year	529
3 Years	905
5 Years	1,306
10 Years	2,423
Fidelity Advisor Emerging Markets Discovery Fund: Class C
Expense Example, No Redemption:
1 Year	235
3 Years	724
5 Years	1,240
10 Years	2,656
Fidelity Advisor Emerging Markets Discovery Fund: Class I
Expense Example, No Redemption:
1 Year	126
3 Years	393
5 Years	681
10 Years	1,500
Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Expense Example, No Redemption:
1 Year	111
3 Years	347
5 Years	601
10 Years	$ 1,329